PREMIER FUNDS TRUST

480 NORTH MAGNOLIA AVENUE, SUITE 103

EL CAJON, CALIFORNIA 92020

PHONE (619) 588-9700     FAX (619) 588-9701

January 21, 2010

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington D.C. 20549

Re:  Premier Funds Trust, File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

On behalf of Premier Funds Trust (formerly Wireless Fund trust), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 11 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 to add a new series, the Aero New Innovations Fund (the "Fund").

If there are any questions, please contact John H. Lively at 913-660-0778.

Very truly yours,

/s/ Ross C. Provence

Ross C. Provence